Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Sep. 04, 2012	Dec. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	HSH
Entity Registrant Name	Hillshire Brands Co
Entity Central Index Key	0000023666
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		122,048,797
Entity Public Float			$ 10,800,000,000